SUBSEQUENT EVENTS (Details Narrative) - USD ($)																							3 Months Ended			12 Months Ended
	May 14, 2023	May 02, 2023	Apr. 28, 2023	Apr. 25, 2023	Apr. 25, 2023	Apr. 21, 2023	Apr. 03, 2023	Apr. 03, 2023	Mar. 30, 2023	Mar. 25, 2023	Mar. 25, 2023	Mar. 23, 2023	Mar. 15, 2023	Mar. 13, 2023	Mar. 09, 2023	Mar. 08, 2023	Mar. 07, 2023	Mar. 07, 2023	Mar. 01, 2023	Feb. 16, 2023	Feb. 16, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 30, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	May 10, 2023	Feb. 13, 2023	Mar. 25, 2022	Apr. 30, 2021
Subsequent Event [Line Items]
Debt conversion into stock																										$ 3,500,000
Line of credit																							$ 85,000
Lump sum payment																							81,500		$ 1,500	$ 6,000	$ 31,500
Other Liability, Related and Nonrelated Party Status [Extensible Enumeration]																										Related Party [Member]	Related Party [Member]
Financed amount																							$ 419,213
Original issue discount																														$ 31,531
Interest rate, percentage																														0.97%
Warrants Outstanding Life (Years)																							2 years 11 months 8 days			2 years 6 months 10 days
Maturity date																	Mar. 07, 2024
Common stock, par value																							$ 0.00001			$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares authorized																							10,500,000,000			10,500,000,000	10,500,000,000
Preferred Stock, Shares authorized																							5,702,000			5,702,000	5,702,000
Preferred stock, par value																							$ 0.00001			$ 0.00001	$ 0.00001
Granted																							136,000,000			108,333,333	150,000,000
Lump sum payment																						$ 250,000	$ 80,000			$ 260,000
Forecast [Member] | March 2023 Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrants Outstanding Life (Years)													5 years
Forecast [Member] | Two Thousand Twenty Three Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrants Outstanding Life (Years)				5 years	5 years
Line of Credit Agreement [Member]
Subsequent Event [Line Items]
Revolving line of credit															$ 85,000																$ 200,000
Expiration date															Sep. 09, 2024
Line of credit																							$ 196,588			$ 40,103
Periodic payments															$ 5,572
March 2023 Securities Purchase Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Issued and outstanding shares percentage																												4.99%
Share price																												$ 2.00
April 2023 Securities Purchase Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Share price																												2.00
2023 Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrant exercise price									$ 0.0045															$ 0.0045
Class of warrant or right, number of securities called by warrants or rights									56,000,000					56,000,000										56,000,000
Issued and outstanding shares percentage									4.99%															4.99%
Maximum commitment amount														$ 5,000,000.00
Equity purchase agreement description									Upon the terms and conditions set forth in the Purchase Agreement, the Company has the right, but not the obligation, to direct the Investor, by delivery to the Investor of a Put Notice from time to time, to purchase shares of our Common Stock (i) in a minimum amount not less than $25,000.00 and (ii) in a maximum amount up to the lesser of (a) $500,000.00 or (b) 150% of the Average Daily Trading Value of our Common Stock (as defined in the Purchase Agreement). At any time and from time to time through and including March 30, 2025 (the “Commitment Period”), except as provided in the Purchase Agreement, the Company may deliver a Put Notice to the Investor
Two Thousand Twenty Three Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Legal fess										$ 21,900
Interest rate										10.00%	10.00%
Original issue discount										$ 18,400	$ 18,400
Legal fess											$ 3,500
Two Thousand Twenty Three Securities Purchase Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Warrant exercise price																												$ 0.004
Class of warrant or right, number of securities called by warrants or rights																												43,600,000
Issued and outstanding shares percentage																												4.99%
Share price																												$ 2.00
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Common stock issued with note payable recorded as debt discount, shares																					1,000
Share price																													0.00001
Preferred Stock, Shares authorized																										250
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares authorized																							500,000			500,000	500,000
Preferred stock, par value																							$ 0.00001			$ 0.00001	$ 0.00001
Warrant [Member] | March 2023 Securities Purchase Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Warrant exercise price																												$ 0.0045
Class of warrant or right, number of securities called by warrants or rights																												80,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued with note payable recorded as debt discount, shares																							25,000,000		25,000,000	25,000,000
Common stock, par value																							$ 0.004			$ 0.0040
Subsequent Event [Member]
Subsequent Event [Line Items]
Accounts payable non-Interest																$ 7,426
Lump sum payment																143,957
Receipts/ revenue amount payable																$ 216,956
Legal fess			$ 6,400
Common stock, par value																													$ 0.00001
Common stock, shares authorized																													2,500,000,000
Subsequent Event [Member] | YA II PN, Ltd. [Member]
Subsequent Event [Line Items]
Granted	20,000,000
Subsequent Event [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Financed amount												$ 250,000
Interest rate, percentage												12.00%
Maturity date												Mar. 24, 2023
Periodic payment												$ 22,212
Subsequent Event [Member] | Line of Credit Agreement [Member]
Subsequent Event [Line Items]
Revolving line of credit															$ 85,000		$ 200,000	$ 200,000
Line of credit facility interest rate															19.32%			35.90%
Expiration date															Sep. 09, 2024			Mar. 07, 2024
Line of credit															$ 85,000		$ 200,000	$ 200,000
Periodic payments															$ 5,572
Subsequent Event [Member] | March 2023 Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Conversion price													$ 0.0045
Financed amount														$ 475,000
Class of warrant or right, number of securities called by warrants or rights														80,000,000
Issuance fee													$ 475,000
Legal fess													$ 43,500
Interest rate													8.00%
Original issue discount													$ 38,000
Legal fess													$ 5,500
Issued and outstanding shares percentage													4.99%
Interest rate, percentage													10.00%
Administrative fee													$ 750
Subsequent Event [Member] | April 2023 Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Conversion price			$ 0.004
Financed amount				$ 230,000	$ 230,000
Class of warrant or right, number of securities called by warrants or rights				43,600,000	43,600,000
Issuance fee			$ 230,000
Legal fess			$ 21,900
Interest rate			8.00%
Original issue discount			$ 18,400
Legal fess			$ 3,500
Issued and outstanding shares percentage			4.99%
Interest rate, percentage			10.00%
Administrative fee			$ 750
Subsequent Event [Member] | 2023 Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrant exercise price									$ 0.0045															$ 0.0045
Class of warrant or right, number of securities called by warrants or rights									56,000,000					56,000,000										56,000,000
Issued and outstanding shares percentage									4.99%															4.99%
Maximum commitment amount														$ 5,000,000.00
Equity purchase agreement description									Upon the terms and conditions set forth in the Purchase Agreement, the Company has the right, but not the obligation, to direct the Investor, by delivery to the Investor of a Put Notice from time to time, to purchase shares of our Common Stock (i) in a minimum amount not less than $25,000.00 and (ii) in a maximum amount up to the lesser of (a) $500,000.00 or (b) 150% of the Average Daily Trading Value of our Common Stock (as defined in the Purchase Agreement). At any time and from time to time through and including March 30, 2025 (the “Commitment Period”), except as provided in the Purchase Agreement, the Company may deliver a Put Notice to the Investor.
Subsequent Event [Member] | Two Thousand Twenty Three Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Conversion price				$ 0.0045	$ 0.0045
Financed amount				$ 230,000	$ 230,000
Class of warrant or right, number of securities called by warrants or rights				43,600,000	43,600,000
Issuance fee				$ 230,000
Issued and outstanding shares percentage				4.99%	4.99%
Interest rate, percentage				10.00%	10.00%
Administrative fee					$ 750
Subsequent Event [Member] | First Addendum [Member]
Subsequent Event [Line Items]
Financed amount		$ 340,000					$ 250,000	$ 250,000
Lump sum payment		189,950					206,650
Proceeds from Other Debt		108,160					$ 53,475
Future receipts/revenue		$ 200,000						$ 312,750
Subsequent Event [Member] | Mast Hill [Member]
Subsequent Event [Line Items]
Number of shares converted						87,500,000													72,000,000
Debt conversion into stock						$ 184,896													$ 122,352
Accrued interest						$ 6,604													$ 35,048
Conversion price						$ 0.0022													$ 0.0022
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Common stock issued with note payable recorded as debt discount, shares																				1,000
Share price																													$ 0.00001
Preferred Stock, Shares authorized																													2,000
Preferred stock, par value																													$ 0.0001
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Number of issuable shares utilized																				1,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Shares issued cashless exercise of warrants																								67,164,179
Warrant exercise price									$ 0.0022															$ 0.0022
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued with note payable recorded as debt discount, shares																				169,999,860